Product Warranties (Tables)	12 Months Ended
Sep. 30, 2020
Product Warranties Disclosures [Abstract]
Summary of Warranty Reserve Activity
The warranty reserve activity was as follows (in thousands):

	As of September 30,
	2020	2019
Beginning balance	$11,133	$9,304
Adjustments to reserve	2,710	4,503
Warranty claims payment	(3,159)	(2,927)
Accretion — purchase accounting valuation	229	253

Ending balance	10,913	11,133
Current portion of accrued warranty	(2,921)	(2,543)

Accrued warranty — less current portion	$7,992	$8,590